Significant Accounting Policies - Reconciliation of Denominator of Each Net Loss Per Share (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Earnings Per Share [Line Items]
Shares used in computing basic net loss per share	166,815,000	163,953,000	166,282,000	163,655,000	164,245,000		162,430,000		135,334,000
Shares used in computing diluted net income per share	166,815,000	163,953,000	166,282,000	163,655,000	164,245,000		162,430,000		135,334,000
Stock Options And Restricted Stock [Member]
Earnings Per Share [Line Items]
Dilutive effect of stock						[1]		[1]		[1]
Stock Warrants [Member]
Earnings Per Share [Line Items]
Dilutive effect of stock						[1]		[1]		[1]

[1]	For fiscal 2012, 2011 and 2010, the shares used in computing diluted net loss per share do not include 3,103,000,4,887,000, and 4,099,000 dilutive stock options and shares of restricted stock, respectively, nor 11,559,000, 14,732,000, and 12,521,000 dilutive warrant shares respectively, as the effect is anti-dilutive given the Company's loss. For fiscal 2012, 2011 and 2010, additional stock options outstanding of 10,559,000, 10,862,000, and 11,474,000, respectively, and additional warrant shares outstanding of 14,095,000, 10,922,000, and 13,133,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.